Related Party Transactions - Summary of Related Parties Relationship with Group (Detail)	12 Months Ended
Dec. 31, 2017
Ping An Group [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	The Company's controlling shareholder and its subsidiaries
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Related parties relationship with the group	An equity-method investee of the Company's subsidiary